Variable Interest Entity	12 Months Ended
Dec. 31, 2021
Variable Interest Entity [Abstract]
Variable Interest Entity

Note 14 – Variable Interest Entity

Variable interest entities (“VIEs”) are entities in which equity investors lack the characteristics of a controlling financial interest.

For those entities that qualify as a VIE, the primary beneficiary is generally defined as the party who has a controlling financial interest in the VIE. The Company is generally deemed to have a controlling financial interest if it has (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and (b) the obligation to absorb losses or receive benefits from the VIE that could potentially be significant to the VIE. The Company determines whether it is the primary beneficiary of a VIE at the time it becomes initially involved with the VIE and reconsiders that conclusion continuously. The primary beneficiary evaluation is generally performed qualitatively on the basis of all facts and circumstances. However, quantitative information may also be considered in the analysis, as appropriate. These assessments require judgments. Each entity is assessed for consolidation on a case-by-case basis.

The Cheyi BVI, which is acquired by the Company on December 29, 2021, operates business mainly through its variable interest entities (“VIE”) in the PRC, based on a series of contractual arrangements (collectively the “VIE Agreements”). As a result of these contractual arrangements, the Company exert effective control over, and are considered the primary beneficiary of, the Company’s VIEs and consolidate their operating results in our financial statements under the GAAP.

The following is a summary of VIE Agreements by and among Zhejiang Cheyi Network Technology Co., Ltd. (“Cheyi Network”), a subsidiary of Cheyi BVI, Ningbo Cheyi Corporate Information Consulting Co., Ltd. (“Cheyi WFOE”) and the shareholders of Cheyi BVI. Each of the VIE Agreements is described in detail below:

Master Exclusive Service Agreement

Under the Master Exclusive Service Agreement dated November 24, 2021, Cheyi WFOE has agreed to provide the following services (among others) to Cheyi Network:

●	information consulting services regarding the business operation of Service Receiving Parties;

●	public relation services;

●	market investigation, research and consulting services;

●	Leasing, assignment or disposal of properties;

●	recruiting, managing and training of necessary personnel to sustain the business operation;

●	marketing channel to cooperate with business-relating third-party platforms;

●	customer order management and customer services;

●	mid or short-term market development and market planning services;

●	human resource management and internal information management;

●	Design, installation, daily management, maintenance and updating of network system, hardware and database design, and/or other services determined from time to time by Cheyi Network according to the need of business and capacity of the Cheyi WFOE.

This agreement was effective from November 24, 2021 and will continue to be effective unless it is terminated by written notice of Cheyi.

Business Cooperation Agreement

Under the Business Cooperation Agreement entered into by Cheyi WFOE, Cheyi Network and the shareholders of Cheyi Network, dated November 24, 2021, all parties agreed that without obtaining Cheyi WFOE ’s prior written consent, Cheyi shall not, and each of the Cheyi Network and shareholders of Cheyi Network shall cause each of Cheyi Network and its subsidiaries not to, engage in any transaction which may materially affect its asset obligation right or operation. Furthermore, Cheyi Network shall and shareholders of Cheyi Network shall cause Cheyi and its subsidiaries to accept suggestions raised by Cheyi WFOE over the employee engagement and replacement, daily operation, dividend distribution and financial management systems of Cheyi Network and its subsidiaries and Cheyi Network and its subsidiaries shall strictly abide by and perform accordingly.

Equity Interest Pledge Agreement

The shareholders of Cheyi Network entered into an Equity Pledge Interest Agreement with Cheyi WFOE, dated November 24, 2021. Under such equity pledge agreement, each of the shareholders of Cheyi Network pledged its respective equity interest in Cheyi Network to Cheyi WFOE to secure such shareholder’s obligations under the Exclusive Option Agreement, Proxy Agreement, Master Exclusive Service Agreement, and Letter of Confirmation and Undertaking.

Each of such shareholders further agreed not to transfer or pledge his or her respective equity interest in Cheyi Network without the prior written consent of Cheyi WFOE. The equity pledge agreement will remain effective until the shareholders fulfill their obligations and Cheyi WFOE discharges all the shareholders’ obligations under these VIE Agreements in writing.

Exclusive Option Agreement

Under the Exclusive Option Agreement entered into by Cheyi WFOE, Cheyi Network and the shareholders of Cheyi Network, dated November 24, 2021, the shareholders of Cheyi Network granted Cheyi WFOE or its designee an option to purchase all or a portion of their respective equity interest in Cheyi Network for the RMB 1.

Each of shareholders of Cheyi Network agreed that, as of the effective date of this agreement, but before the transfer of all or part of the Cheyi Network’s equity interest to Cheyi Network WFOE, if the shareholders obtain dividends, bonuses or residual property from Cheyi Network, the shareholders shall transfer all the income (after tax) to Cheyi WFOE.

The exclusive option agreement shall remain in effect until all of the equity interests in or assets of Cheyi Network have been acquired by Cheyi WFOE or its designee, and upon the condition that Cheyi WFOE and its subsidiaries, branches can engage in the business of Cheyi Network legally.

Cheyi WFOE has the right to unilaterally terminate this agreement immediately by sending written notices to Cheyi Network and the shareholders of Cheyi Network at any time without liability for the breach. Unless otherwise mandatory by Chinese law, Cheyi Network and its shareholders has no right to unilaterally terminate this agreement.

Proxy Agreement

Under the Proxy Agreement among Cheyi WFOE, Cheyi Network and the shareholders of Cheyi Network, dated November 24, 2021, each of the shareholders of Cheyi Network has agreed to irrevocably entrust Cheyi WFOE or its designee to represent it to exercise all the shareholders’ rights to which it is entitled as a shareholder of Cheyi Network.

The Proxy Agreement is irrevocable and shall remain effective until upon the instruction of Cheyi WFOE.

Letter of Confirmation and Undertaking

Each shareholder of Cheyi Network had signed a Letter of Confirmation and Undertaking. Under the Letter of Confirmation and Undertaking, each shareholder of Cheyi Network confirmed undertake and warrant that his or her successor, guardian, creditor, spouse or any other person that may be entitled to assume rights and interests in the equity interest of Cheyi Network held by him or her upon his or her death incapacity, divorce or any circumstances that may affect his or her ability to exercise rights of shareholder in Cheyi Network will not, in any manner and under any circumstances, take any action that may affect or hinder the fulfillment of his or her obligations under each of the Master Exclusive Service Agreement, the Business Cooperation Agreement, the Proxy Agreement, the Exclusive Option Agreement, and the Equity Interest Pledge Agreement executed by him or her on November 24, 2021.

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, effective on January 1, 2020. The Foreign Investment Law has a catch-all provision under the definition of “foreign investment” which includes investments made by foreign investors in China through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. In the event that the State Council in the future promulgates laws and regulations that deem investments made by foreign investors through contractual arrangements as “foreign investment,” the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

The Company’s ability to conduct its car rental business that specializes in car hailing and driver management services may be negatively affected if the PRC government was to carry out any aforementioned actions. As a result, The Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIE.

Total assets and liabilities presented on the Company’s consolidated balance sheets and revenue, expense, net income presented on consolidated statement of income and comprehensive income as well as the cash flow from operating, investing and financing activities presented on the consolidated statement of cash flows are consolidation of the financial position, operation and cash flow of the Company’s subsidiaries, VIE and VIE’s subsidiaries. The Company has not provided any financial support to Cheyi Network for the years ended as of December 31, 2021 and 2020. The following financial statements of the VIE and VIE’s subsidiaries were included in the consolidated financial statements as of December 31, 2021 and 2020 and for the years ended December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Total assets	$17,606,804	$-
Total liabilities	$8,293,662	$-

	For the Years Ended December 31,
	2021	2020
Revenue	$-	$-
Net income	$-	$-

For the Years Ended December 31,
	2021	2020
Net cash flows from operating activities	$-	$-
Net cash flows from investing activities	$-	$-
Net cash flows from financing activities	$-	$-